PIMCO Emerging Multi-Asset Fund
PIMCO Equity Series
Supplement Dated February 14, 2011 to the Prospectuses (the "Prospectuses") and
Statement of Additional Information (the "SAI") dated October 29, 2010 for PIMCO Equity Series, each as supplemented and revised from time to time
Disclosure Related to Modification of the Distribution Arrangements
Internet Addresses
The internet addresses listed in the Performance Information section of each Fund Summary in the Prospectuses are revised to provide that daily updates on the net asset value and performance of a Fund may be found at http://investments.pimco.com/DailyPerformance and that quarterly updates on the net asset value and performance of a Fund may be found at http://investments.pimco.com/QuarterlyPerformance.

PIMCO EqS Emerging Markets Fund
PIMCO Equity Series
Supplement Dated February 14, 2011 to the Prospectuses (the "Prospectuses") and
Statement of Additional Information (the "SAI") dated October 29, 2010 for PIMCO Equity Series, each as supplemented and revised from time to time
Disclosure Related to Modification of the Distribution Arrangements
Internet Addresses
The internet addresses listed in the Performance Information section of each Fund Summary in the Prospectuses are revised to provide that daily updates on the net asset value and performance of a Fund may be found at http://investments.pimco.com/DailyPerformance and that quarterly updates on the net asset value and performance of a Fund may be found at http://investments.pimco.com/QuarterlyPerformance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2010
Registrant Name	dei_EntityRegistrantName	PIMCO Equity Series
Central Index Key	dei_EntityCentralIndexKey	0001479360
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 11, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Prospectus Date	rr_ProspectusDate	Feb 14, 2011
PIMCO Emerging Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
PIMCO Equity Series
Supplement Dated February 14, 2011 to the Prospectuses (the "Prospectuses") and
Statement of Additional Information (the "SAI") dated October 29, 2010 for PIMCO Equity Series, each as supplemented and revised from time to time
Disclosure Related to Modification of the Distribution Arrangements
Internet Addresses
The internet addresses listed in the Performance Information section of each Fund Summary in the Prospectuses are revised to provide that daily updates on the net asset value and performance of a Fund may be found at http://investments.pimco.com/DailyPerformance and that quarterly updates on the net asset value and performance of a Fund may be found at http://investments.pimco.com/QuarterlyPerformance.

PIMCO EqS Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
PIMCO Equity Series
Supplement Dated February 14, 2011 to the Prospectuses (the "Prospectuses") and
Statement of Additional Information (the "SAI") dated October 29, 2010 for PIMCO Equity Series, each as supplemented and revised from time to time
Disclosure Related to Modification of the Distribution Arrangements
Internet Addresses
The internet addresses listed in the Performance Information section of each Fund Summary in the Prospectuses are revised to provide that daily updates on the net asset value and performance of a Fund may be found at http://investments.pimco.com/DailyPerformance and that quarterly updates on the net asset value and performance of a Fund may be found at http://investments.pimco.com/QuarterlyPerformance.